Convertible notes payable (Details Narrative)	Aug. 07, 2023 CNY (¥)	Jul. 07, 2023 CNY (¥)	Dec. 31, 2023 USD ($) shares	Aug. 07, 2023 USD ($)	Aug. 07, 2023 CNY (¥)	Jul. 07, 2023 USD ($)	Jul. 07, 2023 CNY (¥)
Convertible notes payable
Principal amount of notes payable | $				$ 700,000		$ 325,000
Common stock share issued | shares			535,653,360
Principal amount of issued share | $			$ 600,000
Notes balance | $			$ 1,400,000
Consideration amount | ¥					¥ 657,500,000,000		¥ 300,000,000,000
Original issue discount | ¥					¥ 32,500		¥ 15,000
Investor legal fee | ¥	¥ 10,000	¥ 10,000
Interest rate on notes	8.00%	8.00%